ACCRUALS AND OTHER LIABILITIES - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Supplier Finance Program [Line Items]
Refundable deposit related to TJ Biopharma preferred shares sale	$ 7,316
Incentive payment from depositary bank		$ 106
Total other current liabilities	9,180	$ 106
Bridge Health
Supplier Finance Program [Line Items]
Bridge Health acquisition cost	$ 1,864